Consolidated Statement of other comprehensive (loss)/Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Loss for the year	$ (1,304,381)	$ (95,447)	$ (53,841)
Items that may be reclassified subsequently to the consolidated statement of profit or (loss)
Exchange differences on translating foreign operations	257,096	16,490	572
Total other comprehensive (loss)/income	257,096	16,490	572
Owners of the Company	$ (1,047,285)	$ (78,957)	$ (53,269)